Trade Receivables - Changes in Allowance for Impairment Losses on Trade Receivables (Detail) - Trade receivables [member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of financial assets [line items]
Balance at beginning of year	¥ 10,521	¥ 11,302	¥ 12,555
Remeasurement	260	516	589
Write-offs	(2,648)	(1,312)	(971)
Exchange differences on translating foreign operations	712	15	(871)
Balance at end of year	¥ 8,845	¥ 10,521	¥ 11,302